TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of income tax [Abstract]
Disclosure of Income Tax Expense

Figures in millions	US Dollars
	2022	2021	2020
South African taxation
Normal taxation	1	—	1
Prior year under (over) provision	1	(1)	—
Deferred taxation
Other temporary differences	—	—	74
	2	(1)	75
Foreign taxation
Normal taxation	198	252	553
Prior year under (over) provision	31	(3)	8
Deferred taxation
Temporary differences	(7)	52	9
Prior year under (over) provision	4	4	(6)
Impairment and disposal of tangible assets	(58)	—	—
Change in estimate	3	6	(14)
Change in statutory tax rate	—	2	—
	171	313	550
	173	312	625

Disclosure of Tax Rates

Figures in millions	US Dollars
Reconciliation to South African statutory rate	2022	2021	2020

Implied tax charge at 28%	137	268	445
Increase (decrease) due to:
Expenses not tax deductible(1)	84	22	29
Share of associates and joint ventures' profit	(46)	(70)	(78)
Tax rate differentials(2) and withholding taxes(3)	25	54	96
Exchange variations and translation adjustments	—	6	28
Deferred tax assets recognised at Obuasi	(56)	—	(6)
Current year tax losses (expense) not recognised:
Obuasi	(50)	6	—
AngloGold Ashanti Holdings plc	24	25	31
North America	22	13	4
Siguiri (4)	(27)	(37)	(8)
SA Corporate	20	18	—
Change in planned utilisation of deferred tax assets and impact of estimated deferred tax rate change	3	6	(14)
Tax effect of retained SA items	—	—	16
Tax allowances	—	—	(1)
Derecognition of deferred tax assets	—	—	78
Impact of statutory tax rate change	—	2	—
Adjustment in respect of prior years(5)	36	—	2
Other	1	(1)	3
Income tax expense	173	312	625
(1) Includes non-deductible corporate, legal, project, exploration and rehabilitation costs, impairments in Brazil and British Virgin Isle group losses.
(2) Due to different tax rates in various jurisdictions, primarily Tanzania, Ghana, Guinea, Australia, Brazil and Argentina.
(3) Withholding taxes on dividends paid.
(4) Siguiri current tax expense not recognised due to tax holiday.
(5) Includes $34m provided in Colombia in 2022.
.

Disclosure of Unrecognised Tax Losses

Figures in millions	US Dollars
	2022	2021	2020
Analysis of unrecognised deferred tax assets
Available to be utilised against future profits
- utilisation required within one year	107	54	62
- utilisation required between one and two years	100	177	54
- utilisation required between two and five years	1,350	1,339	352
- utilisation required between five and twenty years	956	989	1,002
- utilisation in excess of twenty years	588	449	421
	3,101	3,008	1,891